RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

NOTE 14. RELATED PARTY TRANSACTIONS

The Company has not historically operated as a separate company and has various relationships with HCMC whereby HCMC provided services to the Company as noted below. Related party transactions include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provides human resources, accounting, payroll processing, legal and other managerial services to the Company. The accompanying condensed combined carve-out financial statements include allocations of these expenses.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis was allocated to the Company based on the fact that management spent equal amount of time to manage HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. HCMC allocated $0.6 million and $0.6 million for the three months ended September 30, 2023 and 2022, and approximately $2.0 million and $1.6 million for the nine months ended September 30, 2023 and 2022, respectively. Such amounts will not be cash settled and are included in the Net Parent’s Investment.

Investment by Parent

The Company received approximately $2.1 million and $6.8 million funding from HCMC to cover acquisition and any shortfalls on operating cash requirements for the nine months ended September 30, 2023 and 2022, respectively. For the nine months ended September 30, 2023, the net operating expenses of $2.0 million incurred by HCMC on behalf of the Company and $0.1 HCMC loan payment on behalf of Green’s Natural Foods were included in the Net Parent’s Investment. For the nine months ended September 30, 2022, $1.6 million operating expenses incurred by HCMC on behalf of the Company, and $5.2 million attributable to Mother Earth’s Storehouse acquisition were included in the Net Parent’s Investment.

Intercompany Receivable and Payable

There is no intercompany agreement between the Company and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, the Company’s intercompany balances are reflected as “due to” or “due from” accounts in the condensed combined carve-out balance sheets. The Company had a net receivable balance of $2.9 million and $2.3 million from HCMC as of September 30, 2023 and December 31, 2022, respectively.

Note 15. RELATED PARTY TRANSACTIONS

The Company has not historically operated as a separate company and has various relationships with HCMC whereby HCMC provides services to the Company as noted below. Related party transactions include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provides human resources, accounting, payroll processing, legal and other managerial services to the Company. The accompanying combined carve-out financial statements include allocations of these expenses.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis, was allocated to the Company based on the fact that management spent equal amount of time to manage HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. HCMC allocated $3.4 million and $1.5 million for the years ended December 31, 2022 and 2021, respectively. Such amounts will not be cash settled and are included in the Net Parent’s Investment.

Investment by Parent

The Company received approximately $13.8 million and $2.1 million funding from HCMC to cover any shortfalls on operating cash requirements for the years ended December 31, 2022 and 2021, respectively. The net operating expenses of $2.8 million incurred by HCMC on behalf of the Company, and $11.0 million cash advance attributable to the Mother Earth’s Storehouse acquisition and Green’s Natural Foods acquisition for year ended December 31, 2022 were included in the Net Parent’s Investment. For year ended December 31, 2021, $1.5 million operating expenses incurred by HCMC on behalf of the Company, $0.08 million attributable to EIR Hydration acquisition and $0.5 million term loan payment paid by HCMC on behalf of the Company were included in the Net Parents Investment.

Intercompany Receivable and Payable

There is no intercompany agreement between Healthy Choice Wellness Corp and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, Healthy Choice Wellness Corp’s intercompany balances are reflected as “due to” or “due from” accounts, and presented in other assets in the financial statements. The Company had a net receivable balance of $2.3 million and $1.4 million from HCMC for the years ended December 31, 2022 and 2021, respectively.

Greens Natural Foods, Inc. [Member]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

During the three- and nine-months periods ended September 30, 2022, the Company paid approximately $45,000 $179,000, respectively in consulting fees to another company owned by a related party.

NOTE 8 – RELATED PARTY TRANSACTIONS

As of December 31, 2020, the Company had two notes payable to its officers for $543,750 and $56,250, respectively. During the year ended December 31, 2021, the loans were paid in full.

During the year ended December 31, 2021, the Company paid $216,792 in consulting fees to another company owned by a related party.